Net Loss Per Share - Basic and diluted net loss per share attributable to ordinary shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (22,059)	$ (10,940)	$ (157,882)	$ (23,468)	$ (57,095)	$ (28,007)
Net loss attributable to ordinary shareholders - basic and diluted	$ (25,650)	$ (10,702)	$ (161,908)	$ (22,885)	$ (57,095)	$ (28,007)
Denominator:
Weighted-average number of ordinary shares used in net loss per share - basic and diluted					11,324,677	11,319,777
Weighted-average number of ordinary shares used in net loss per share - diluted	11,542,639	11,324,677	11,453,864	11,324,677
Net loss per ordinary share - basic and diluted	$ (2.22)	$ (0.95)	$ (14.14)	$ (2.02)	$ (4.85)	$ (2.56)
Net loss per share - basic	(2.22)	(0.95)	(14.14)	(2.02)
Net loss per share - diluted	$ (0.22)	$ (0.95)	$ (14.14)	$ (2.02)